CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                January 19, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:     First Trust Exchange-Traded AlphaDEX Fund II


 Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded AlphaDEX Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant's registration statement on Form N-1A (the "Registration Statement"). The Registration Statement relates to First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund and First Trust Emerging Markets AlphaDEX(R) Fund, each a series of the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By:  /s/ Morrison C. Warren
                                                ------------------------------
                                                Morrison C. Warren

Enclosures
 cc:  W. Scott Jardine
      Eric F. Fess